Note 7 - Mortgage Servicing Rights, Net (Details) - Estimated Future Amortization Expense for Mortgage Servicing Right (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Estimated Future Amortization Expense for Mortgage Servicing Right [Abstract]
2014	$ 420
2015	401
2016	354
2017	262
2018	158
Thereafter	113
	$ 1,708	$ 1,732